Touchstone Small Company Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	7.40%	7.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	9.04%	8.94%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.15%	7.52%	6.77%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.49%	6.83%	6.54%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.18%	9.30%	8.85%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.56%	10.48%	9.82%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.70%	10.58%	9.85%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[3]	13.64%	10.55%	9.96%

[1]	Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
[2]	Performance of Institutional Class shares of the Fund prior to October 30, 2017 (the inception date for Institutional Class shares) is based on the Fund's Class Y share performance.
[3]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.